SEGMENTED INFORMATION - Summary of Geographical and Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 997	$ 817	$ 1,926	$ 1,656
Consolidated property, plant and equipment and equity-accounted investments	37,712		37,712		$ 38,370
North America
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	22,510		22,510		22,634
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	8,170		8,170		8,497
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	3,664		3,664		3,299
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	3,368		3,368		$ 3,940
Hydroelectric
Disclosure of operating segments [line items]
Revenues	608	463	1,177	941
Wind
Disclosure of operating segments [line items]
Revenues	157	144	340	346
Solar
Disclosure of operating segments [line items]
Revenues	166	144	294	252
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues	$ 66	$ 66	$ 115	$ 117